UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Warren M. Frank
Title:      Authorized Person
Phone:      (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                Stamford, CT           February 14, 2011
-------------------------      ---------------------    ----------------------
        [Signature]                [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:       $155,000
                                             (in thousands)


List of Other Included Managers:  NONE


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

                                                  FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE OF                      VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP        (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
ABITIBIBOWATER INC             COM NEW         003687209     44,041     1,860,628  SH          SOLE             1,860,628
AMERICAN CAP LTD               COM             02503Y103        665        88,000  SH          SOLE                88,000
BP PLC                         SPONSORED ADR   055622104     30,817       697,691 ADR          SOLE               697,691
CONSTAR INTL INC NEW           COM NEW         21036U206         77        40,050  SH          SOLE                40,050
DEX ONE CORP                   COM             25212W100      5,770       773,449  SH          SOLE               773,449
DYNEGY INC DEL                 COM             26817G300      6,585     1,171,674  SH          SOLE             1,171,674
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS    G10082140        581        21,000  SH          SOLE                21,000
GENERAL MTRS CO                COM             37045V100     15,113       410,000  SH          SOLE               410,000
INTERNATIONAL COAL GRP INC N   COM             45928H106        339        43,747  SH          SOLE                43,747
JAMES RIVER COAL CO            COM NEW         470355207        481        19,000  SH          SOLE                19,000
LYONDELLBASELL INDUSTRIES N    SHS - A -       N53745100     13,760       400,000  SH          SOLE               400,000
NCI BUILDING SYS INC           COM NEW         628852204      2,258       161,432  SH          SOLE               161,432
PATTERSON UTI ENERGY INC       COM             703481101        711        33,000  SH          SOLE                33,000
SMURFIT-STONE CONTAINER CORP   COM             83272A104     15,689       612,868  SH          SOLE               612,868
SUPERMEDIA INC                 COM             868447103      6,445       739,939  SH          SOLE               739,939
TEMPLE INLAND INC              COM             879868107        876        41,250  SH          SOLE                41,250
TOWN SPORTS INTL HLDGS INC     COM             89214A102        731       179,982  SH          SOLE               179,982
UNITED RENTALS INC             COM             911363109      1,820        80,000  SH          SOLE                80,000
XERIUM TECHNOLOGIES INC        COM NEW         98416J118      8,241       516,664  SH          SOLE               516,664

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